Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 72,028	¥ 52,746
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	71,307	51,533
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	266	816
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	302	194
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 153	¥ 203